Segment and Geographic Information - Summary of Segment Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment									2
Reclassified its previously reported results to reflect segment changes
Net revenues	$ 74,594	$ 47,200	$ 24,743	$ 33,508	$ 57,902	$ 61,095	$ 46,001	$ 32,556	$ 180,045	$ 197,554	$ 172,808
Gross profit (loss):	37,809	16,475	(1,517)	6,853	23,811	30,109	15,618	6,101	$ 59,620	$ 75,639	$ 36,032
Gross margin:									33.00%	38.00%	21.00%
Income (loss) from operations:	(16,661)	(2,452)	(22,519)	(12,640)	(1,151)	9,936	(3,572)	(13,912)	$ (54,272)	$ (8,699)	$ (43,171)
Interest expense, net	(3,203)	(3,022)	(2,911)	(3,836)	(4,045)	(3,959)	(4,241)	(4,464)	(12,972)	(16,709)	(18,485)
Other income (expense), net	$ 180	$ 91	$ 84	$ (791)	$ 209	$ 722	$ 192	$ (5,068)	(436)	(3,945)	1,350
Loss before income taxes									(67,680)	(29,353)	(60,306)
Operating expenses									113,892	84,338	79,203
Impairment of long-lived assets									36,553	0	0
Operations Optimization
Reclassified its previously reported results to reflect segment changes
Impairment of long-lived assets									21,300
Operating segments
Reclassified its previously reported results to reflect segment changes
Gross profit (loss):									$ 65,662	$ 85,272	$ 26,453
Gross margin:									36.00%	43.00%	15.00%
Operating segments | E&P Technology & Services
Reclassified its previously reported results to reflect segment changes
Net revenues									$ 136,520	$ 157,249	$ 92,889
Gross profit (loss):									$ 43,369	$ 65,196	$ 4,708
Gross margin:									32.00%	41.00%	5.00%
Income (loss) from operations:									$ 21,758	$ 42,505	$ (16,446)
Operating segments | E&P Technology & Services | New Venture and Data Library
Reclassified its previously reported results to reflect segment changes
Net revenues									116,780	140,840	67,351
Operating segments | E&P Technology & Services | New Venture
Reclassified its previously reported results to reflect segment changes
Net revenues									69,685	100,824	27,362
Operating segments | E&P Technology & Services | Data Library
Reclassified its previously reported results to reflect segment changes
Net revenues									47,095	40,016	39,989
Operating segments | E&P Technology & Services | Imaging Services
Reclassified its previously reported results to reflect segment changes
Net revenues									19,740	16,409	25,538
Operating segments | Operations Optimization
Reclassified its previously reported results to reflect segment changes
Net revenues									43,525	40,305	43,502
Gross profit (loss):									$ 22,293	$ 20,076	$ 21,745
Gross margin:									51.00%	50.00%	50.00%
Income (loss) from operations:									$ 7,295	$ 8,022	$ 9,652
Operating segments | Operations Optimization | Devices
Reclassified its previously reported results to reflect segment changes
Net revenues									22,396	23,610	26,746
Operating segments | Operations Optimization | Optimization Software & Services
Reclassified its previously reported results to reflect segment changes
Net revenues									21,129	16,695	16,756
Other
Reclassified its previously reported results to reflect segment changes
Net revenues									0	0	36,417
Gross profit (loss):									$ (6,042)	$ (9,633)	$ 9,579
Gross margin:									(3.00%)	(5.00%)	6.00%
Support and other
Reclassified its previously reported results to reflect segment changes
Income (loss) from operations:									$ (83,325)	$ (59,226)	$ (36,377)
Previously Reported
Segment Reporting Information [Line Items]
Number of operating segments | segment									3
Previously Reported | Ocean Bottom Integrated Technologies
Reclassified its previously reported results to reflect segment changes
Impairment of long-lived assets									$ 15,300
Previously Reported | Operating segments | Ocean Bottom Integrated Technologies
Reclassified its previously reported results to reflect segment changes
Income (loss) from operations:									47,600	16,300	1,800
Operating expenses									$ 41,600	$ 6,700	$ 11,300